Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Current tax (benefit) expense	$4,759	35	$2,553
Deferred tax (benefit) expense for
Change in temporary differences	3,290	4,189	3,864
Tax loss and tax credit carried forward	247	(314)	2,016
Change in valuation allowance	9	(32)	(4,561)
Total deferred tax (benefit) expense	3,546	3,843	1,319
Total income tax (benefit) expense	$8,305	3,878	$3,872

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Cash flow hedge derivative instruments	$299	347	$378
Deferred tax (benefit) expense recognized in OCI	$299	347	$378

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Income before tax	$85,927	63,068	$45,249
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	7,513	7,119	3,258
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	(1,486)	—
Tax audit or amended tax return: change in uncertain tax position	(41)	(2,228)	—
Non-deductible interest expense	875	752	5,243
Non-deductible withholding tax	838	686	782
Tax exemptions	(36)	(42)	(28)
Non-deductible other financial items	116	81	218
Other non-deductible costs	63	59	(35)
Tax credits	(1,032)	(1,031)	(1,005)
Adjustment for valuation allowance	9	(32)	(4,561)
Tax expense (benefit) for year	$8,305	3,878	$3,872

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Deferred tax assets:
Accrued liabilities and other payables	$196	$218
Derivative instruments	954	1,254
Other equipment	9	11
Tax credits carried forward	1,626	1,866
Tax loss carryforward	53	61
Valuation allowance	(53)	(44)

Deferred tax liabilities:
Accrued interest income	(3,837)	(3,885)
Accrued liabilities and other payables	(154)	(3)
Direct financing lease	(7,594)	(4,432)
Deferred tax assets (liabilities), net	$(8,800)	$(4,954)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]	Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Unrecognized tax benefits as of January 1,	$(2,626)	(398)	$(2,626)
Increase related to prior year tax positions	—	(2,228)	—
Decrease related to prior year tax positions	434	—	—
Increase related to current year tax positions	(418)	—	—
Decrease related to current year tax positions	—	—	2,228
Settlements	885	—	—
Unrecognized tax benefits as of December 31,	$(1,725)	(2,626)	$(398)